Intangible assets (as restated) (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of fair value of the asset

	Initial Recognition	Revaluation for the period	Fair Value
	€	€	€
BreastCheck IP Rights	60,000,000	0.00	60,000,000
Tricos IP Rights	1,000,000	0.00	1,000,000
Testic IP Rights	1,000,000	0.00	1,000,000
Davion Masks IP Rights	1,500,000	0.00	1,500,000
Bio-Genex IP Rights	1,000,000	0.00	1,000,000
Merit IP Rights	500,000	0.00	500,000
Total	65,000,000	0.00	65,000,000

Schedule of intellectual property rights

Intellectual Property Rights
€
Cost

Additions	65,000,000

At December 31, 2023	65,000,000

At December 31, 2024	65,000,000

Carrying amount

At December 31, 2024	65,000,000

At December 31, 2023	65,000,000